Recurring Fair Value Measurements (Details) - Recurring - CIK0001853021 Metals Acquisition Corp [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1
Assets:
U.S. Money Market held in Trust Account	$ 271,757,366	$ 268,908,716	$ 265,155,619
Total assets	271,757,366	268,908,716	265,155,619
Liabilities:
Total liabilities	6,319,356	4,335,167	5,214,574
Level 1 | Public Warrants
Liabilities:
Liabilities of warrants	6,319,356	4,335,166	5,214,574
Level 2
Liabilities:
Total liabilities	4,672,742	3,107,467
Level 2 | Private Placement Warrants
Liabilities:
Liabilities of warrants	$ 4,672,742	$ 3,107,467
Level 3
Liabilities:
Total liabilities			3,265,830
Level 3 | Private Placement Warrants
Liabilities:
Liabilities of warrants			$ 3,265,830